EQUITY (Details 7) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment	$ 9,953,365		$ 10,065,335	$ 10,498,149	$ 10,938,657
Intangible assets other than goodwill	1,441,072		1,617,247	1,610,313	1,321,425
Goodwill	2,294,072	$ 2,294,072	2,672,550	$ 2,710,382	$ 2,280,575
Deferred incomes	(1,299,304)		(1,550,447)
Other non-financial assets	554,718		$ 441,995
Argentina Hyperinflation [Member]
Property, plant and equipment	4,573
Intangible assets other than goodwill	69
Goodwill	335
Deferred incomes	(377)
Other non-financial assets	152
Total Adjust accumulated results	$ 4,752